CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2014	$ 119	$ 70,884	$ 536	$ (67,992)	$ 625	$ 4,172
Balance, shares at Dec. 31, 2014	8,988,396
Beneficial conversion feature related to convertible loans from shareholders (Note 7)		4,140				4,140
Issuance of shares and warrants, net of issuance costs of 1,070 and 169 respectively	$ 27	7,403				7,430
Issuance of shares and warrants, net of issuance costs of 1,070 and 169 respectively, shares	6,910,569
Net loss				(6,461)	(36)	(6,497)
Other comprehensive loss			(149)		(37)	(186)
Balance at Dec. 31, 2015	$ 146	82,427	387	(74,453)	552	$ 9,059
Balance, shares at Dec. 31, 2015	15,898,965					15,898,965
Beneficial conversion feature related to convertible loans from shareholders (Note 7)		123				$ 123
Extinguishment of convertible loan		(359)				(359)
Share-based compensation to employees		5				5
Issuance of shares and warrants, net of issuance costs of 1,070 and 169 respectively	$ 67	3,765				3,832
Issuance of shares and warrants, net of issuance costs of 1,070 and 169 respectively, shares	17,021,276
Net loss				(3,421)	(4)	(3,425)
Other comprehensive loss			(58)		(15)	(73)
Balance at Jun. 30, 2016	$ 213	$ 85,961	$ 329	$ (77,874)	$ 533	$ 9,162
Balance, shares at Jun. 30, 2016	32,920,241					32,920,241